FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended:  September 30, 2009

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name:  Philip C. Timon

   Address: 223 Wilmington-West Chester Pike, Suite 108, Chadds Ford, PA 19317
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (484) 352-1110
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Signature, Place, and Date of Signing:


/s/ Philip C. Timon                    Chadds Ford, PA            11/16/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   10
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Form 13F Information Table Value Total:   $ 37,504 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2009


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    Column 1                    Column 2        Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                    Value      Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ABAXIS INC                        COM         002567105     $  2,486      92,950   SH          SOLE                92,950
AMERICAN PUBLIC EDUCATION  IN     COM         02913V103     $  3,060      88,100   SH          SOLE                88,100
GENTEX CORP                       COM         371901109     $  4,344     307,000   SH          SOLE               307,000
GILDAN ACTIVEWEAR INC             COM         375916103     $  3,688     187,000   SH          SOLE               187,000
INGERSOLL-RAND PLC                SHS         G4779110      $  6,048     197,200   SH          SOLE               197,200
NCR CORP NEW                      COM         62886E108     $  3,980     288,000   SH          SOLE               288,000
QUANTA SVCS INC                   COM         74762E102     $  2,611     118,000   SH          SOLE               118,000
TITAN MACHY INC                   COM         88830R101     $  1,465     117,000   SH          SOLE               117,000
TNS INC                           COM         872960109     $  5,870     214,250   SH          SOLE               214,250
WMS INDS INC                      COM         929297109     $  3,952      88,700   SH          SOLE                88,700